Document and Entity Information - USD ($)	12 Months Ended
	Jun. 27, 2018	Aug. 13, 2018	Dec. 27, 2017
Document Documentand Entity Information [Abstract]
Entity Registrant Name	BRINKER INTERNATIONAL INC
Entity Central Index Key	0000703351
Current Fiscal Year End Date	--06-27
Entity Filer Category	Large Accelerated Filer
Document Type	10-K
Document Period End Date	Jun. 27, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		40,821,597
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 1,615,388,473